Regulatory Capital	12 Months Ended
Dec. 31, 2017
Regulatory Capital Requirements [Abstract]
Regulatory Capital
Regulatory Capital

A significant measure of the strength of a financial institution is its capital base. Federal regulators have classified and defined capital into the following components: (1) tier 1 capital, which includes tangible shareholders’ equity for common stock, qualifying preferred stock and certain qualifying hybrid instruments, and (2) tier 2 capital, which includes a portion of the allowance for loan losses, subject to limitations, certain qualifying long-term debt, preferred stock and hybrid instruments, which do not qualify for tier 1 capital. The Parent Company and its subsidiary Bank are subject to various regulatory capital requirements administered by banking regulators. Quantitative measures of capital adequacy include the leverage ratio (tier 1 capital as a percentage of tangible assets), tier 1 risk-based capital ratio (tier 1 capital as a percent of risk-weighted assets), total risk-based capital ratio (total risk-based capital as a percent of total risk-weighted assets), and common equity tier 1 capital ratio.

Minimum capital levels are regulated by risk-based capital adequacy guidelines, which require the Company and the Bank to maintain certain capital as a percentage of assets and certain off-balance sheet items adjusted for predefined credit risk factors (risk-weighted assets). Failure to meet minimum capital requirements can initiate certain mandatory and possibly discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company’s financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action applicable to banks, the Company and the Bank must meet specific capital guidelines. Prompt corrective action provisions are not applicable to bank holding companies.

In September 2010, the Group of Governors and Heads of Supervision, the oversight body of the Basel Committee on Banking Supervision, adopted Basel III, which constitutes a set of capital reform measures designed to strengthen the regulation, supervision and risk management of banking organizations worldwide. In order to implement Basel III and certain additional capital changes required by the Dodd-Frank Act, the FDIC approved, as an interim final rule in July 2013, the regulatory capital requirements substantially similar to final rules issued by the Board of Governors of the Federal Reserve System (“Federal Reserve”) for U.S. state nonmember banks and the Office of the Comptroller of the Currency for national banks.

The interim final rule includes new risk-based capital and leverage ratios that will be phased-in from 2015 to 2019 for most state nonmember banks. The rule includes a new common equity Tier 1 capital (“CET1”) to risk-weighted assets ratio of 4.5% and a common equity Tier 1 capital conservation buffer of 2.5% of risk-weighted assets, which is in addition to the Tier 1 and Total risk-based capital requirements. The interim final rule also raises the minimum ratio of Tier 1 capital to risk-weighted assets from 4.0% to 6.0% and requires a minimum leverage ratio of 4.0%. The required minimum ratio of total capital to risk-weighted assets will remain 8.0%. The new risk-based capital requirements (except for the capital conservation buffer) became effective for the Company and the Bank on January 1, 2015.

The new rules also include a one-time opportunity to opt-out of the changes to treatment of accumulated other comprehensive income (“AOCI”) components. By making the election to opt-out, the institution may continue treating AOCI items in a manner consistent with risk-based capital rules in place prior to January 2015. The Bank and the Company have made the election to opt out of the treatment of AOCI on the appropriate March 31, 2015 filings.

The following table summarizes the Company's and the Bank's regulatory capital ratios at December 31, 2017 and December 31, 2016, as well as the minimum regulatory capital ratios required for the Bank to be deemed "well-capitalized".

	At December 31, 2017		Required for capital adequacy purposes effective				To be well-capitalized under prompt corrective action regulations
	Company	Bank	January 1, 2017		January 1, 2019		Bank
Leverage ratio	9.37%	9.03%	4.000%		4.00%		5.00%
CET1	10.81%	11.33%	5.750%	(1)	7.00%	(2)	6.50%
Tier I risk-based capital ratio	11.75%	11.33%	7.250%	(1)	8.50%	(2)	8.00%
Total risk-based capital ratio	12.87%	12.50%	9.250%	(1)	10.50%	(2)	10.00%

(1) Includes 1.25% capital conservation buffer.
(2) Includes 2.5% capital conservation buffer.

	At December 31, 2016		Required for capital adequacy purposes effective				To be well-capitalized under prompt corrective action regulations
	Company	Bank	January 1, 2016		January 1, 2019		Bank
Leverage ratio	9.73%	9.50%	4.000%		4.00%		5.00%
CET1	11.49%	12.23%	5.125%	(3)	7.00%	(4)	6.50%
Tier I risk-based capital ratio	12.58%	12.23%	6.625%	(3)	8.50%	(4)	8.00%
Total risk-based capital ratio	13.84%	13.48%	8.625%	(3)	10.50%	(4)	10.00%

(3) Includes 0.625% capital conservation buffer.
(4) Includes 2.5% capital conservation buffer..

At December 31, 2017 and 2016, Unity Bank is “well-capitalized” under the applicable regulatory capital adequacy guidelines.